Matthews Korea Active ETFSeptember 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 91.0%
	Shares	Value
Information Technology: 29.1%
Technology Hardware, Storage & Peripherals: 16.4%
Samsung Electronics Co., Ltd.	164,959	$9,864,267
Semiconductors & Semiconductor Equipment: 7.6%
SK Hynix, Inc.	11,798	2,922,066
LEENO Industrial, Inc.	37,009	1,358,443
PSK, Inc.	13,499	315,094
		4,595,603
Electronic Equipment, Instruments & Components: 5.1%
Park Systems Corp.	6,534	1,206,162
Samsung SDI Co., Ltd.	6,726	982,738
Samsung Electro-Mechanics Co., Ltd.	6,690	922,643
		3,111,543
Total Information Technology		17,571,413

Industrials: 22.9%
Industrial Conglomerates: 7.1%
SK Square Co., Ltd.[a]	19,281	2,769,054
Samsung C&T Corp.	7,379	970,859
Hanwha Corp.	8,623	519,943
		4,259,856
Machinery: 5.2%
HD HYUNDAI MIPO	8,177	1,186,002
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,884	1,137,753
Hyundai Rotem Co., Ltd.	5,406	843,814
		3,167,569
Aerospace & Defense: 3.0%
Hanwha Aerospace Co., Ltd.	2,306	1,819,423
Electrical Equipment: 2.9%
HD Hyundai Electric Co., Ltd.	3,059	1,268,906
LG Energy Solution, Ltd.[a]	1,945	481,727
		1,750,633
Construction & Engineering: 2.3%
Samsung E&A Co., Ltd.	72,091	1,377,028
Building Products: 1.0%
Sung Kwang Bend Co., Ltd.	25,464	595,288
Passenger Airlines: 1.0%
Korean Air Lines Co., Ltd.	36,151	586,176
Commercial Services & Supplies: 0.4%
KEPCO Plant Service & Engineering Co., Ltd.	7,610	258,449
Total Industrials		13,814,422

Financials: 13.9%
Banks: 8.7%
KB Financial Group, Inc.	32,603	2,683,900
Hana Financial Group, Inc.	41,401	2,573,085
		5,256,985

	Shares	Value
Capital Markets: 3.1%
Korea Investment Holdings Co., Ltd.	13,849	$1,431,243
Macquarie Korea Infrastructure Fund	53,132	435,871
		1,867,114
Insurance: 2.1%
Samsung Fire & Marine Insurance Co., Ltd.	3,937	1,266,923
Total Financials		8,391,022

Consumer Discretionary: 8.0%
Automobiles: 3.3%
Kia Corp.	14,900	1,069,406
Hyundai Motor Co.	6,129	939,193
		2,008,599
Broadline Retail: 2.8%
Coupang, Inc.[a]	51,999	1,674,368
Automobile Components: 1.9%
Hyundai Mobis Co., Ltd.	5,233	1,113,325
Total Consumer Discretionary		4,796,292

Communication Services: 6.5%
Interactive Media & Services: 4.4%
NAVER Corp.	9,719	1,859,913
Kakao Corp.	18,068	767,509
		2,627,422
Wireless Telecommunication Services: 1.6%
SK Telecom Co., Ltd.	25,020	968,309
Diversified Telecommunication Services: 0.5%
KINX, Inc.	4,675	320,208
Total Communication Services		3,915,939

Health Care: 5.0%
Life Sciences Tools & Services: 2.8%
Samsung Biologics Co., Ltd.[a,b,c]	2,382	1,692,637
Health Care Equipment & Supplies: 1.8%
Classys, Inc.	15,079	542,738
InBody Co., Ltd.	24,615	513,160
		1,055,898
Pharmaceuticals: 0.4%
Yuhan Corp.	2,938	249,397
Total Health Care		2,997,932

Consumer Staples: 3.8%
Tobacco: 2.7%
KT&G Corp.	17,091	1,627,424
Consumer Staples Distribution & Retail: 0.6%
BGF Retail Co., Ltd.	4,435	341,385
Food Products: 0.5%
Nongshim Co., Ltd.	1,010	310,620
Total Consumer Staples		2,279,429

Matthews Korea Active ETFSeptember 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Energy: 0.9%
Oil, Gas & Consumable Fuels: 0.9%
S-Oil Corp.	12,930	$575,056
Total Energy		575,056

Utilities: 0.9%
Electric Utilities: 0.9%
Korea Electric Power Corp.	20,293	521,409
Total Utilities		521,409

TOTAL COMMON EQUITIES		54,862,914
(Cost $41,543,770)
PREFERRED EQUITIES: 7.2%
Information Technology: 7.2%
Technology Hardware, Storage & Peripherals: 7.2%
Samsung Electronics Co., Ltd., Pfd.	92,444	4,374,956
Total Information Technology		4,374,956

TOTAL PREFERRED EQUITIES		4,374,956
(Cost $2,753,900)
SHORT-TERM INVESTMENTS: 1.7%
Money Market Funds: 1.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[d]	1,015,366	1,015,366
(Cost $1,015,366)

Total Investments: 99.9%		60,253,236
(Cost $45,313,036)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		32,268
Net Assets: 100.0%		$60,285,504

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $1,692,637, which is 2.81% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2025.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).